Accrued and other liabilities - Changes in Standard Warranty Reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Balance at beginning of year	€ 142.3	€ 143.6
Additions for the year	210.0	232.2
Utilization of the reserve	(193.5)	(233.3)
Effect of exchange rates	0.1	(0.2)
Balance at end of year	€ 158.9	€ 142.3